Leases (Details) - Schedule of Right of Use Assets $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Schedule of Right of Use Assets [Abstract]
Cost, Beginning	$ 39,579
Cost, Additions	1,388
Cost, Disposals	(3,275)
Cost, Ending	37,692
Accumulated depreciation, Beginning	(14,697)
Accumulated depreciation, Depreciation expense	(6,544)
Accumulated depreciation, Disposals	933
Accumulated depreciation, Ending	$ (20,308)